Shareholder Report Holdings in Thousands	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Hilton BDC Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Hilton BDC Corporate Bond ETF
Class Name	Hilton BDC Corporate Bond ETF
Trading Symbol	HBDC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hilton BDC Corporate Bond ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hiltonetfs.com/hbdc. You can also request this information by contacting us at (833) 594-4586 or by writing to Hilton BDC Corporate Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 594-4586
Additional Information Website	https://www.hiltonetfs.com/hbdc
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton BDC Corporate Bond ETF	$16	0.39%

The Fund commenced operations on June 10, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 10, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since Fund inception on June 10, 2025, HBDC has delivered steady results, generating a positive 1.80% cumulative total return through October 31, 2025, with dividends reinvested. The Fund’s net asset value grew over the period while dividend-adjusted performance tracked consistently higher, reflecting the probable income profile of the underlying Business Development Companies (“BDC”) senior notes.

What Factors Influenced Performance?

As of October 31, 2025, the Fund offered a yield-to-maturity of 5.38%, meaningfully above the ~4.30% available in like-duration, investment-grade corporate bonds. The portfolio maintained  an option-adjusted duration of just 2.65 years and provides 180 basis points of incremental spread relative to comparable Treasuries, underscoring its potential defensive interest-rate posture and elevated income characteristics.

Positioning

Assets under management have grown rapidly to approximately $85 million, driven by strong advisor interest in a high-quality, income-oriented credit strategy with low duration and transparent structure. With the most recent index rebalance, the Fund continues to broaden access to publicly listed BDC senior notes, an increasingly important segment of the private credit ecosystem.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period Period Ended October 31, 2025	Since Inception 6/10/2025
Hilton BDC Corporate Bond ETF - at NAV	1.80%
Bloomberg U.S. Aggregate Bond Index	4.35%
Solactive Hilton Capital BDC Corporate Bond TR Index	3.25%

Performance Inception Date	Jun. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hiltonetfs.com/hbdc for more recent performance information.
Net Assets	$ 84,543,000
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 68,231
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$84,543
Number of Holdings	120
Total Advisory Fee	$68,231
Portfolio Turnover Rate	23%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Sector/Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	1.6
First American Government Obligations Fund - Class X, 4.03%	1.6
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	1.6
Ares Strategic Income Fund, 5.70%, 03/15/2028	1.5
Blue Owl Capital Corp., 5.95%, 03/15/2029	1.5
Blue Owl Capital Corp., 3.40%, 07/15/2026	1.5
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	1.5
Blackstone Private Credit Fund, 2.63%, 12/15/2026	1.5
Blue Owl Credit Income Corp., 6.60%, 09/15/2029	1.3
Ares Capital Corp., 2.88%, 06/15/2028	1.3
Blackstone Private Credit Fund, 6.00%, 01/29/2032	1.2

Hilton Small-MidCap Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Hilton Small-MidCap Opportunity ETF
Class Name	Hilton Small-MidCap Opportunity ETF
Trading Symbol	SMCO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hilton Small-MidCap Opportunity ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hiltonetfs.com/smco. You can also request this information by contacting us at (833) 594-4586 or by writing to Hilton Small-MidCap Opportunity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 594-4586
Additional Information Website	https://www.hiltonetfs.com/smco
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Small-MidCap Opportunity ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Early in the period several market, macro, and policy issues affected the small and mid-cap market space and the Fund along with it. This led to a period of volatile performance that bottomed in early April that was followed by a fairly steady recovery through the end of the period. The performance as of October 31, 2025 for SMCO compared to the Russell 2500 was 8.70% and 11.94%, respectively.

What Factors Influenced Performance?

There were several drivers of the Fund's performance over the past year, with names benefitting from the AI build-out being a major contributor. In addition, several idiosyncratic names in a variety of industries, including areas such as Nuclear Energy, Cybersecurity, and IT Infrastructure contributed to the Fund's positive return. From a sector perspective, Information Technology and Industrials were the biggest contributors while Staples and Real Estate were the biggest detractors.

The top five contributors to performance during the period included:

- Ciena Corp.

- Primoris Services Corp.

- BWX Technologies, Inc.

- nVent Electric PLC

- Dycom Industries, Inc.

The top five detractors to performance during the period included:

- Booz Allen Hamilton Holding Co.

- Americold Realty Trust, Inc.

- SAIA, Inc.

- ELF Beauty

- ICF International

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2025	1 Year	Since Inception 11/28/23
Hilton Small-MidCap Opportunity ETF - at NAV	8.70%	16.80%
Russell 2500 Total Return Index	11.94%	18.29%

Performance Inception Date	Nov. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hiltonetfs.com/smco for more recent performance information.
Net Assets	$ 124,800,000
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 594,917
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$124,800
Number of Holdings	64
Total Advisory Fee	$594,917
Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Sector - Investments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
nVent Electric PLC	3.4
Ciena Corp.	3.2
Dycom Industries, Inc.	2.7
Kyndryl Holdings, Inc.	2.6
RadNet, Inc.	2.5
EQT Corp.	2.5
EMCOR Group, Inc.	2.4
Teledyne Technologies, Inc.	2.4
Primoris Services Corp.	2.3
BWX Technologies, Inc.	2.2